FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,684	$-	$11,684
Equity fund	231	-	-	231

Total financial assets	$231	$11,684	$-	$11,915

Liabilities:
Contingent consideration	$-	$-	$382	$382

Total financials liabilities	$-	$-	$382	$382

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,584	$-	$11,584
Equity fund	235	-	-	235

Total financial assets	$235	$11,584	$-	$11,819

Liabilities:
Contingent consideration	$-	$-	$1,220	$1,220

Total financials liabilities	$-	$-	$1,220	$1,220

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2014	2015

Opening balance	$3,981	$382
Increase in contingent consideration	250	1,048
Payment of contingent consideration	(3,053)	(166)
Change in fair value of contingent consideration	(948)	3
Amortization of interest and exchange rate	152	(47)

Closing balance	$382	$1,220